COMMITMENTS AND CONTINGENCIES (Details)	Jun. 30, 2021 USD ($) $ / shares	Jan. 26, 2021 item	Dec. 31, 2020 USD ($) $ / shares
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item		3
Deferred fee per unit | $ / shares	$ 0.35		$ 0.35
Deferred underwriting fee payable | $	$ 7,245,000		$ 7,245,000